UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

International Stock Fund

Investor Class (PRITX)

This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Investor Class	$42	0.84%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Portfolio Turnover Rate	21.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F37-053 6/25

International Stock Fund

Investor Class (PRITX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Stock Fund

Advisor Class (PAITX)

This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Advisor Class	$56	1.12%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Portfolio Turnover Rate	21.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F237-053 6/25

International Stock Fund

Advisor Class (PAITX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Stock Fund

R Class (RRITX)

This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - R Class	$71	1.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Portfolio Turnover Rate	21.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F437-053 6/25

International Stock Fund

R Class (RRITX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Stock Fund

I Class (PRIUX)

This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - I Class	$34	0.68%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Portfolio Turnover Rate	21.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F537-053 6/25

International Stock Fund

I Class (PRIUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Stock Fund

Z Class (TRNZX)

This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Portfolio Turnover Rate	21.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1257-053 6/25

International Stock Fund

Z Class (TRNZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRITX International Stock Fund
PAITX International Stock
Fund–
.
Advisor Class
RRITX International Stock
Fund–
.
R Class
PRIUX International Stock
Fund–
.
I Class
TRNZX International Stock
Fund–
.
Z Class

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 20 .43 $ 16 .78 $ 15 .28 $ 22 .00 $ 18 .09 $ 17 .80
Investment
activities
Net investment
income
(1)(2)
0 .08 0 .16 0 .18 0 .14 0 .17 0 .11
Net realized and
unrealized gain/
loss 0 .63 3 .70 1 .47 ( 5 .40 ) 4 .06 0 .68
Total from
investment
activities 0 .71 3 .86 1 .65 ( 5 .26 ) 4 .23 0 .79
Distributions
Net investment
income ( 0 .14 ) ( 0 .21 ) ( 0 .07 ) ( 0 .17 ) ( 0 .08 ) ( 0 .43 )
Net realized gain ( 0 .08 ) — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 )
Total distributions ( 0 .22 ) ( 0 .21 ) ( 0 .15 ) ( 1 .46 ) ( 0 .32 ) ( 0 .50 )
NET ASSET
VALUE
End of period $ 20 .92 $ 20 .43 $ 16 .78 $ 15 .28 $ 22 .00 $ 18 .09

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3 .54% 23 .11% 10 .82% ( 25 .36 ) % 23 .49% 4 .39%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .84%
(4)
0 .83% 0 .83% 0 .84% 0 .77% 0 .79%
Net expenses
after waivers/
payments by
Price Associates 0 .84%
(4)
0 .83% 0 .83% 0 .84% 0 .77% 0 .79%
Net investment
income 0 .83%
(4)
0 .81% 1 .03% 0 .77% 0 .76% 0 .63%
Portfolio turnover
rate 21 .0% 31 .0% 38 .4% 33 .6% 27 .6% 31 .3%
Net assets, end of
period (in millions) $1,680 $1,737 $1,559 $1,523 $3,071 $3,582
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 20 .41 $ 16 .77 $ 15 .27 $ 21 .98 $ 18 .07 $ 17 .85
Investment
activities
Net investment
income
(1)(2)
0 .06 0 .11 0 .14 0 .11 0 .11 0 .04
Net realized and
unrealized gain/
loss 0 .62 3 .70 1 .47 ( 5 .42 ) 4 .06 0 .67
Total from
investment
activities 0 .68 3 .81 1 .61 ( 5 .31 ) 4 .17 0 .71
Distributions
Net investment
income ( 0 .06 ) ( 0 .17 ) ( 0 .03 ) ( 0 .11 ) ( 0 .02 ) ( 0 .42 )
Net realized gain ( 0 .08 ) — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 )
Total distributions ( 0 .14 ) ( 0 .17 ) ( 0 .11 ) ( 1 .40 ) ( 0 .26 ) ( 0 .49 )
NET ASSET
VALUE
End of period $ 20 .95 $ 20 .41 $ 16 .77 $ 15 .27 $ 21 .98 $ 18 .07

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3 .38% 22 .83% 10 .57% ( 25 .57 ) % 23 .16% 3 .92%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .12%
(4)
1 .10% 1 .07% 1 .10% 1 .07% 1 .21%
Net expenses
after waivers/
payments by
Price Associates 1 .12%
(4)
1 .10% 1 .07% 1 .10% 1 .07% 1 .21%
Net investment
income 0 .55%
(4)
0 .55% 0 .80% 0 .60% 0 .49% 0 .25%
Portfolio turnover
rate 21 .0% 31 .0% 38 .4% 33 .6% 27 .6% 31 .3%
Net assets, end
of period (in
thousands) $12,993 $13,507 $11,901 $12,223 $19,113 $15,512
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 20 .01 $ 16 .45 $ 14 .99 $ 21 .59 $ 17 .80 $ 17 .61
Investment
activities
Net investment
income
(1)(2)
0 .03 0 .07 0 .07 0 .05 0 .04 0 .02
Net realized and
unrealized gain/
loss 0 .61 3 .61 1 .47 ( 5 .33 ) 3 .99 0 .65
Total from
investment
activities 0 .64 3 .68 1 .54 ( 5 .28 ) 4 .03 0 .67
Distributions
Net investment
income — ( 0 .12 ) — ( 0 .03 ) — ( 0 .41 )
Net realized gain ( 0 .08 ) — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 )
Total distributions ( 0 .08 ) ( 0 .12 ) ( 0 .08 ) ( 1 .32 ) ( 0 .24 ) ( 0 .48 )
NET ASSET
VALUE
End of period $ 20 .57 $ 20 .01 $ 16 .45 $ 14 .99 $ 21 .59 $ 17 .80

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3 .23% 22 .42% 10 .27% ( 25 .82 ) % 22 .72% 3 .74%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2 .20%
(4)
2 .25% 1 .40% 1 .41% 1 .40% 1 .45%
Net expenses
after waivers/
payments by
Price Associates 1 .40%
(4)
1 .40% 1 .40% 1 .40% 1 .40% 1 .40%
Net investment
income 0 .29%
(4)
0 .36% 0 .41% 0 .31% 0 .17% 0 .11%
Portfolio turnover
rate 21 .0% 31 .0% 38 .4% 33 .6% 27 .6% 31 .3%
Net assets, end
of period (in
thousands) $17,805 $17,713 $11,027 $6,672 $9,316 $8,443
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 20 .33 $ 16 .69 $ 15 .27 $ 21 .98 $ 18 .10 $ 17 .80
Investment
activities
Net investment
income
(1)(2)
0 .10 0 .18 0 .21 0 .20 0 .19 0 .13
Net realized and
unrealized gain/
loss 0 .62 3 .69 1 .48 ( 5 .43 ) 4 .07 0 .68
Total from
investment
activities 0 .72 3 .87 1 .69 ( 5 .23 ) 4 .26 0 .81
Distributions
Net investment
income ( 0 .19 ) ( 0 .23 ) ( 0 .19 ) ( 0 .19 ) ( 0 .14 ) ( 0 .44 )
Net realized gain ( 0 .08 ) — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 )
Total distributions ( 0 .27 ) ( 0 .23 ) ( 0 .27 ) ( 1 .48 ) ( 0 .38 ) ( 0 .51 )
NET ASSET
VALUE
End of period $ 20 .78 $ 20 .33 $ 16 .69 $ 15 .27 $ 21 .98 $ 18 .10

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
3 .59% 23 .33% 11 .03% ( 25 .26 ) % 23 .67% 4 .50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .69%
(4)
0 .69% 0 .68% 0 .68% 0 .66% 0 .66%
Net expenses
after waivers/
payments by
Price Associates 0 .68%
(4)
0 .68% 0 .68% 0 .68% 0 .66% 0 .66%
Net investment
income 0 .98%
(4)
0 .93% 1 .19% 1 .15% 0 .88% 0 .76%
Portfolio turnover
rate 21 .0% 31 .0% 38 .4% 33 .6% 27 .6% 31 .3%
Net assets, end of
period (in millions) $2,318 $2,477 $3,309 $2,000 $1,957 $1,687
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 20 .50 $ 16 .81 $ 15 .35 $ 22 .13 $ 18 .17 $ 13 .39
Investment
activities
Net investment
income
(2)(3)
0 .17 0 .33 0 .33 0 .31 0 .35 0 .18
Net realized and
unrealized gain/
loss 0 .62 3 .70 1 .48 ( 5 .44 ) 4 .07 4 .60
Total from
investment
activities 0 .79 4 .03 1 .81 ( 5 .13 ) 4 .42 4 .78
Distributions
Net investment
income ( 0 .37 ) ( 0 .34 ) ( 0 .27 ) ( 0 .36 ) ( 0 .22 ) —
Net realized gain ( 0 .08 ) — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) —
Total distributions ( 0 .45 ) ( 0 .34 ) ( 0 .35 ) ( 1 .65 ) ( 0 .46 ) —
NET ASSET
VALUE
End of period $ 20 .84 $ 20 .50 $ 16 .81 $ 15 .35 $ 22 .13 $ 18 .17

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(4)
3 .97% 24 .19% 11 .77% ( 24 .77 ) % 24 .50% 35 .70%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .66%
(5)
0 .66% 0 .66% 0 .66% 0 .65% 0 .65%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 1 .68%
(5)
1 .65% 1 .87% 1 .71% 1 .58% 1 .61%
(5)
Portfolio turnover
rate 21 .0% 31 .0% 38 .4% 33 .6% 27 .6% 31 .3%
Net assets, end of
period (in millions) $9,493 $9,596 $8,021 $7,750 $10,299 $9,139
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Stock Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.1%
Common Stocks 2.1%
MercadoLibre (USD) (1) 119,160 277,744
Total Argentina (Cost $150,197) 277,744
BRAZIL 0.9%
Common Stocks 0.9%
B3  25,954,261 60,962
WEG  6,888,949 54,661
Total Brazil (Cost $110,004) 115,623
CANADA 9.3%
Common Stocks 9.3%
Canadian National Railway (USD)  2,361,589 228,649
Constellation Software  67,256 242,385
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial (3) 1,737,813 86,739
Descartes Systems Group (USD) (1) 1,471,836 155,117
Element Fleet Management  9,918,023 217,195
Shopify, Class A (USD) (1) 1,342,864 127,572
Suncor Energy (USD)  3,722,244 131,358
TMX Group  1,677,881 67,999
Total Canada (Cost $912,064) 1,257,014
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(4) 282,204 76,359
Total Cayman Islands (Cost $13,909) 76,359
CHINA 7.0%
Common Stocks 4.6%
58.com (USD) (1)(2) 3,564,710 —
BeiGene, ADR (USD) (1) 543,116 141,107
KE Holdings, ADR (USD)  7,632,315 154,936
PDD Holdings, ADR (USD) (1) 590,354 62,324

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Shenzhou International Group Holdings (HKD)  11,381,400 78,893
Tencent Holdings (HKD)  2,318,500 142,010
Tongcheng Travel Holdings (HKD)  17,380,000 45,588
624,858
Common Stocks - China A Shares 2.4%
Hongfa Technology, A Shares (CNH)  8,910,184 40,387
Kweichow Moutai, A Shares (CNH)  310,714 66,236
NARI Technology, A Shares (CNH)  27,975,995 85,408
Shandong Pharmaceutical Glass, A Shares (CNH)  10,882,972 33,283
Shenzhen Inovance Technology, A Shares (CNH)  10,100,722 99,482
324,796
Total China (Cost $634,813) 949,654
DENMARK 1.1%
Common Stocks 1.1%
Novo Nordisk, ADR (USD)  2,282,371 151,663
Total Denmark (Cost $166,245) 151,663
FRANCE 6.8%
Common Stocks 6.8%
Dassault Aviation  460,501 166,041
Hermes International  38,392 105,585
LVMH Moet Hennessy Louis Vuitton  45,591 25,254
Safran  749,820 199,542
Sartorius Stedim Biotech  765,963 180,760
Schneider Electric  467,782 109,295
Thales  480,093 134,485
Total France (Cost $531,792) 920,962
GERMANY 6.8%
Common Stocks 6.8%
Deutsche Telekom  3,454,950 124,093
Douglas (1) 577,999 6,887
Evotec (1)(3) 554,638 4,643
QIAGEN  2,089,512 89,673
SAP  993,160 290,587
Schott Pharma (3) 2,119,263 59,768
Siemens  710,192 163,530

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Siemens Healthineers  3,233,278 174,298
Total Germany (Cost $670,807) 913,479
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  4,493,600 33,670
Total Hong Kong (Cost $13,001) 33,670
INDIA 6.2%
Common Stocks 6.2%
Axis Bank  11,675,507 163,774
ICICI Bank  6,184,530 103,957
InterGlobe Aviation (1) 612,141 38,143
Kotak Mahindra Bank  5,114,171 133,663
Larsen & Toubro  2,821,728 111,691
NTPC  40,574,309 169,986
NTPC Green Energy (1) 10,840,176 12,857
Reliance Industries  4,271,751 70,930
Varun Beverages  5,949,663 36,733
Total India (Cost $516,653) 841,734
INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia  260,254,600 138,375
Telkom Indonesia Persero  532,352,500 83,909
Total Indonesia (Cost $171,516) 222,284
IRELAND 0.5%
Common Stocks 0.5%
ICON (USD) (1) 92,930 14,073
Kingspan Group  670,001 56,538
Total Ireland (Cost $72,252) 70,611
ITALY 2.2%
Common Stocks 2.2%
Banca Mediolanum  5,488,162 82,047

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
DiaSorin (5) 1,025,210 117,158
DiaSorin, Rights, 5/2/25 (1)(5) 1,020,972 —
Ferrari  206,811 94,674
Total Italy (Cost $254,423) 293,879
JAPAN 14.5%
Common Stocks 14.5%
Ajinomoto (3) 3,843,300 78,611
Calbee  4,531,800 91,156
Chugai Pharmaceutical  3,004,200 173,071
Daiichi Sankyo  2,266,900 57,989
Disco (3) 416,600 80,604
Hamamatsu Photonics (3) 2,294,500 21,217
Hikari Tsushin  202,500 56,169
Keyence  421,300 176,142
Kyushu Railway  3,580,400 92,665
Nextage (3)(5) 4,122,600 51,383
Nippon Sanso Holdings (3) 2,748,600 87,964
Olympus (3) 8,306,500 108,840
Rakuten Bank (1) 812,500 34,172
Recruit Holdings  1,914,200 106,076
Renesas Electronics  15,417,000 180,923
Seven & i Holdings  9,865,300 145,223
Shin-Etsu Chemical  6,728,200 204,749
Sony Group  8,271,900 218,236
Total Japan (Cost $1,699,973) 1,965,190
MEXICO 0.6%
Common Stocks 0.6%
Grupo Mexico, Series B  14,646,030 75,999
Total Mexico (Cost $78,285) 75,999
NETHERLANDS 7.1%
Common Stocks 7.1%
Adyen (1) 51,168 82,801
Argenx, ADR (USD) (1) 158,510 102,261
ASM International  151,455 74,029
ASML Holding  373,055 249,739
CVC Capital Partners (1) 5,724,134 102,135

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
ING Groep (3) 3,932,852 76,373
Prosus (3) 5,831,967 273,430
Total Netherlands (Cost $560,800) 960,768
PHILIPPINES 0.8%
Common Stocks 0.8%
SM Investments  6,900,105 107,410
Total Philippines (Cost $107,420) 107,410
PORTUGAL 1.9%
Common Stocks 1.9%
Galp Energia  7,257,039 112,439
Jeronimo Martins  6,035,973 146,085
Total Portugal (Cost $191,681) 258,524
SAUDI ARABIA 0.9%
Common Stocks 0.9%
Saudi National Bank  12,459,480 118,714
Total Saudi Arabia (Cost $115,039) 118,714
SINGAPORE 1.1%
Common Stocks 1.1%
Sea, ADR (USD) (1) 1,109,135 148,679
Total Singapore (Cost $69,710) 148,679
SOUTH KOREA 1.1%
Common Stocks 1.1%
Samsung Electronics  3,685,479 143,798
Total South Korea (Cost $88,545) 143,798
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group  1,357,569 106,858
Total Spain (Cost $64,337) 106,858

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 3.0%
Common Stocks 3.0%
Assa Abloy, Class B (3) 3,926,347 119,180
Essity, Class B  8,449,118 244,341
Spotify Technology (USD) (1) 70,400 43,224
Total Sweden (Cost $324,052) 406,745
SWITZERLAND 5.4%
Common Stocks 5.4%
Alcon  1,716,413 166,768
Cie Financiere Richemont, Class A  953,253 168,445
Julius Baer Group  1,859,636 120,594
Nestle  924,809 98,434
Partners Group Holding (3) 91,867 120,371
Sonova Holding  197,611 60,748
Total Switzerland (Cost $519,022) 735,360
TAIWAN 5.5%
Common Stocks 5.5%
Accton Technology  1,791,000 33,360
Taiwan Semiconductor Manufacturing  25,168,000 713,124
Total Taiwan (Cost $102,691) 746,484
UNITED KINGDOM 7.9%
Common Stocks 7.8%
AstraZeneca, ADR (USD)  2,601,834 186,786
Bridgepoint Group  15,617,341 55,985
Experian  1,673,775 83,272
Hiscox  5,682,081 83,627
London Stock Exchange Group  539,054 83,937
Prudential  13,953,343 148,363
RELX  2,556,653 139,530
Segro  9,667,295 87,940
Smith & Nephew  5,165,589 72,693
Unilever (EUR)  1,823,298 116,272
1,058,405

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.1%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(2)(4) 286,782 4,640
4,640
Total United Kingdom (Cost $849,558) 1,063,045
UNITED STATES 1.7%
Common Stocks 1.7%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)
(2)(4) 14,001 20,130
Coupang (1) 2,355,904 55,057
Mastercard, Class A  116,872 64,053
Waste Connections  451,535 89,237
228,477
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)
(2)(4) 826 1,188
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)
(2)(4) 34 49
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(2)
(4) 3 4
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)
(4) 2 3
1,244
Total United States (Cost $144,944) 229,721
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  37,043,700 34,343
FPT  7,933,800 33,556
Total Vietnam (Cost $80,241) 67,899
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.38% (5)(6) 211,678,583 211,679
Total Short-Term Investments (Cost $211,679) 211,679

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.38% (5)(6) 153,387,985 153,388
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 153,388
Total Securities Lending Collateral (Cost $153,388) 153,388
Total Investments in Securities
100.8% of Net Assets
(Cost $9,579,041) $ 13,624,937
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4. All or a portion of this security is on loan at April 30, 2025.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $102,373 and represents 0.8% of net assets.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
KE Holdings, Call, 6/20/25
@ $27.00 3,057 6,206 (74)
Morgan Stanley
KE Holdings, Call, 6/20/25
@ $28.00 3,057 6,206 (64)
Total Options Written (Premiums $(1,130)) $ (138)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
DiaSorin  $ (3,580) $ 10,356 $ —
DiaSorin, Rights, 5/2/25  — — —
Nextage  (1,482) 13,429 750
T. Rowe Price Government Reserve Fund,
4.38% — — 4,050++
Totals $ (5,062)# $ 23,785 $ 4,800+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
DiaSorin  $ * $ 18,894 $ 9,475 $ 117,158
DiaSorin, Rights, 5/2/25  — — — —
Nextage  * 1,294 3,086 51,383
T. Rowe Price Government
Reserve Fund, 4.38% 373,230  ¤  ¤ 365,067
Total $ 533,608^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $4,800 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $559,543.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Stock Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,579,041) $ 13,624,937
Receivable for investment securities sold 53,182
Foreign currency (cost $46,654) 47,107
Dividends receivable 24,424
Due from affiliates 5,033
Receivable for shares sold 2,280
Restricted cash pledged for bilateral derivatives 142
Other assets 26,892
Total assets 13,783,997
Liabilities
Obligation to return securities lending collateral 153,388
Payable for investment securities purchased 50,192
Investment management fees payable 6,765
Payable for shares redeemed 4,944
Options written (premiums $1,130) 138
Payable to directors 4
Other liabilities 47,550
Total liabilities 262,981
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 13,521,016

T. ROWE PRICE International Stock Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,416,490
Paid-in capital applicable to 648,895,025 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 9,104,526
NET ASSETS $ 13,521,016
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,679,680; Shares outstanding: 80,285,003) $ 20.92
Advisor Class
(Net assets: $12,993; Shares outstanding: 620,236) $ 20.95
R Class
(Net assets: $17,805; Shares outstanding: 865,659) $ 20.57
I Class
(Net assets: $2,317,860; Shares outstanding:
111,556,258) $ 20.78
Z Class
(Net assets: $9,492,678; Shares outstanding:
455,567,869) $ 20.84

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6,673) $ 112,060
Securities lending 540
Other 17
Total income 112,617
Expenses
Investment management 42,547
Shareholder servicing
Investor Class $ 1,501
Advisor Class 14
R Class 89
I Class 264 1,868
Rule 12b-1 fees
Advisor Class 16
R Class 43 59
Prospectus and shareholder reports
Investor Class 12
R Class 1
I Class 67
Z Class 2 82
Custody and accounting 981
Registration 50
Legal and audit 44
Directors 22
Miscellaneous 718
Waived / paid by Price Associates (31,162)
Total expenses 15,209
Net investment income 97,408

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $4,112) 405,125
Options written 6,966
Foreign currency transactions (1,001)
Net realized gain 411,090
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $6,984) (10,366)
Options written (3,174)
Other assets and liabilities denominated in foreign currencies 2,759
Change in net unrealized gain / loss (10,781)
Net realized and unrealized gain / loss 400,309
INCREASE IN NET ASSETS FROM OPERATIONS $ 497,717

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 97,408 $ 201,471
Net realized gain 411,090 475,783
Change in net unrealized gain / loss (10,781) 2,345,024
Increase in net assets from operations 497,717 3,022,278
Distributions to shareholders
Net earnings
Investor Class (18,706) (19,307)
Advisor Class (95) (123)
R Class (74) (76)
I Class (31,886) (45,878)
Z Class (212,636) (162,223)
Decrease in net assets from distributions (263,397) (227,607)
Capital share transactions
*
Shares sold
Investor Class 36,031 65,623
Advisor Class 779 2,554
R Class 1,754 12,142
I Class 149,458 296,845
Z Class 259,139 1,030,547
Distributions reinvested
Investor Class 17,637 18,165
Advisor Class 91 117
R Class 74 76
I Class 29,815 44,057
Z Class 212,636 162,223
Shares redeemed
Investor Class (149,242) (239,795)
Advisor Class (1,730) (3,692)
R Class (2,210) (8,176)
I Class (390,126) (1,867,981)
Z Class (718,402) (1,377,906)
Decrease in net assets from capital share
transactions (554,296) (1,865,201)

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Increase (decrease) during period (319,976) 929,470
Beginning of period 13,840,992 12,911,522
End of period $ 13,521,016 $ 13,840,992
*Share information (000s)
Shares sold
Investor Class 1,779 3,363
Advisor Class 39 132
R Class 88 633
I Class 7,406 15,276
Z Class 12,861 52,869
Distributions reinvested
Investor Class 873 966
Advisor Class 4 6
R Class 4 4
I Class 1,486 2,358
Z Class 10,595 8,661
Shares redeemed
Investor Class (7,366) (12,249)
Advisor Class (85) (186)
R Class (111) (423)
I Class (19,205) (93,993)
Z Class (35,967) (70,592)
Decrease in shares outstanding (27,599) (93,175)

T. ROWE PRICE International Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S.
companies. The fund has five classes of shares: the International Stock Fund
(Investor Class), the International Stock Fund–Advisor Class (Advisor Class),
the International Stock Fund–R Class (R Class), the International Stock
Fund–I Class (I Class) and the International Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2025, the fund realized $17,868,000 of net gain on
$48,330,000 of in-kind redemptions.

T. ROWE PRICE International Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE International Stock Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE International Stock Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE International Stock Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,133,840 $ 11,023,657 $ 20,130 $ 13,177,627
Convertible Preferred Stocks — — 82,243 82,243
Short-Term Investments 211,679 — — 211,679
Securities Lending Collateral 153,388 — — 153,388
Total $ 2,498,907 $ 11,023,657 $ 102,373 $ 13,624,937
Liabilities
Options Written $ — $ 138 $ — $ 138

T. ROWE PRICE International Stock Fund

asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 138
Total $ 138
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 6,966
Total $ 6,966

T. ROWE PRICE International Stock Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (3,174)
Total $ (3,174)

T. ROWE PRICE International Stock Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, cash of $142,000 had been posted by the fund to counterparties for bilateral derivatives. As of April 30, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE International Stock Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE International Stock Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2025, the value of loaned securities was $144,997,000; the value of cash collateral and related investments was $153,388,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,808,316,000 and
$3,650,466,000, respectively, for the six months ended April 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,591,894,000. Net unrealized gain aggregated $3,988,044,000 at period-end, of which $4,324,965,000 related to appreciated investments and $336,921,000 related to depreciated investments.

T. ROWE PRICE International Stock Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended April 30, 2025.

T. ROWE PRICE International Stock Fund

The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Stock Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $342,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended April 30, 2025, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $1,099,000 for T. Rowe Price
Services, Inc.; and $90,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.40% 0.05% 0.00%
Expense
limitation date 12/31/27 12/31/27 12/31/27 12/31/27 N/A
(Waived)/
repaid during
the period
($000s) $— $— $(69) $(59) $(31,034)

T. ROWE PRICE International Stock Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2025, the fund was charged $89,000 for shareholder servicing costs related to the college savings plans, of which $35,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2025, approximately 18% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE International Stock Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health

T. ROWE PRICE International Stock Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE International Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Stock Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Stock Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. Broadridge compared the fund against other relevant international multi-cap growth funds.
The information provided to the Board for international multi-cap growth funds indicated that the fund’s contractual management fee ranked in the first quintile
(Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Stock Fund

the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group). At the Adviser’s request, Broadridge also compared the fund against other relevant international large-cap growth funds. The information provided to the Board for international large-cap growth funds indicated
that the fund’s contractual management fee ranked in the first quintile (Investor
Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group) and second quintile (Expense Universe and Advisor Class Expense Group), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group), second quintile (Expense Universe), and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Stock Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F37-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025